Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
Second Amendment to the Business Combination Agreement
On January 17, 2023, the Company, Complete Solaria, First Merger Sub and Second Merger Sub entered into the Second Amendment amending the Business Combination Agreement, dated as of October 3, 2022, by and among the Company, Complete Solaria, First Merger Sub and Second Merger Sub, as amended by the First Amendment.
The Second Amendment provides that, if the Company and Complete Solaria determine in good faith by January 1, 2023 that it is probable that the Business Combination will be consummated after March 1, 2023, the Company will be required to prepare (with the reasonable cooperation of Complete Solaria) and file with the SEC a proxy statement pursuant to which it will seek the approval of its shareholders for proposals to amend the Company’s organizational documents to extend the time period for the Company to consummate its initial business combination for (x) up to an additional six (6) months, from March 2, 2023 to September 2, 2023 (the original Business Combination Agreement provided for an extension from March 1, 2023 to September 2, 2023) or (y) such other period of time as the Company and Complete Solaria may mutually agree (the original Business Combination Agreement contemplated no such prong (y)). In addition, the Second Amendment amends the Business Combination Agreement by changing the latest permitted Agreement End Date (as defined in the Business Combination Agreement) from September 1, 2023 to September 2, 2023.
Amendment to Amended and Restated Memorandum and Articles of Association
On February 28, 2023, Freedom held an extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), at which holders of 35,373,848 ordinary shares, comprised of 26,773,848 Class A ordinary shares and 8,600,000 Class B ordinary shares, were present in person or by proxy, representing approximately 82.02% of the voting power of the 43,125,000 issued and outstanding ordinary shares of Freedom entitled to vote at the Extraordinary General Meeting at the close of business on January 23, 2023, which was the record date (the “Record Date”) for the Extraordinary General Meeting (such shares, the “Outstanding Shares”). The Outstanding Shares on the Record Date were comprised of 34,500,000 Class A ordinary shares and 8,625,000 Class B ordinary shares.
At the Extraordinary General Meeting, the shareholders approved, by special resolution, the proposal (the “Extension Amendment Proposal”) to amend the amended and restated memorandum and articles of association to extend the date by which Freedom must (i) consummate a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination, which Freedom refers to as its initial business combination, (ii) cease its operations except for the purpose of winding up if it fails to complete such initial business combination, and (iii) redeem all of the Class A ordinary shares, included as part of the units sold in the initial public offering, for an additional three months, from March 2, 2023 to June 2, 2023, and thereafter to up to three (3) times by an additional one month each time (or up to September 2, 2023) (the “Extension Amendment,” and such period, as may be extended, the “Combination Period”). The voting results for such proposal were as follows:

For	Against	Abstain
35,047,305	326,543	0
In connection with the Extension Amendment, public shareholders elected to redeem an aggregate of 23,256,504 Class A ordinary shares at a redemption price of $10.21 per share, representing approximately 67.41% of the issued and outstanding Class A ordinary shares, for an aggregate redemption amount of approximately $237,372,952. Following such redemptions, approximately $114,759,374 remained in the trust account and 11,243,496 Class A ordinary shares remain outstanding.
At the Extraordinary General Meeting, the public shareholders also approved the proposal to amend the Investment Management Trust Agreement, dated as of February 25, 2021 (the “Trust Agreement”), by and between Freedom and Continental Stock Transfer & Trust Company, as trustee (“Continental”), to reflect the Extension Amendment. The amendment to the Trust Agreement provides that Continental shall commence liquidation of the trust account only and promptly (x) after its receipt of the applicable instruction letter delivered by Freedom in connection with either the consummation of an initial business combination or Freedom’s inability to effect an initial business combination within the time frame specified in Freedom’s amended and restated memorandum and articles of association or (y) upon the date that is the later of the end of the Combination Period and such later date as may be approved by Freedom’s shareholders in accordance with the amended and restated memorandum and articles of association, if the aforementioned termination letter has not been received by Continental prior to such date. The voting results for such proposal were as follows:

For	Against	Abstain
35,047,305	326,543	0
Promissory Note
On February 28, 2023, the Company issued an unsecured promissory note in the amount of up to $2,100,000 to the Sponsor. The proceeds of such promissory note, $1,600,000 of which was drawn down immediately
,
 $400,000 of which may be drawn down, with the mutual consent of the Company and the Sponsor, if the Company wishes to extend the date by which it will consummate a business combination beyond June 2, 2023, and $100,000 of which may be drawn down on an as-needed
basis at the discretion of our sponsor, will be used for general working capital purposes. Such promissory note bears no interest and is payable in full upon the consummation of our business combination. A failure to pay the principal within five business days of the date specified above or the commencement of a voluntary or involuntary bankruptcy action shall be deemed an event of default, in which case the promissory note may be accelerated. The promissory note shall be forgiven by the Sponsor if the Company is unable to consummate a business combination within the time frame specified in our amended and restated memorandum and articles of association (as amended from time to time), except to the extent of any funds held outside of the trust account established in connection with our initial public offering. The issuance of the promissory note was made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended.